Net Income Per Share - Additional Information (Detail) - shares	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Earnings Per Share [Abstract]
Weighted average treasury shares excluded in computing basic net income per share	1,596,948	1,940,781	2,345,395
Employee stock options excluded from the dilutive share calculation	0	0	0